Share Based Compensation - Summary of Share Based Compensation Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number outstanding at December 31, 2020	9,165,197	10,803,412	10,378,925
Number exercisable at December 31, 2020	6,362,150
Exercise Price 0.06 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.06
Number outstanding at December 31, 2020	4,439,630
Weighted average remaining contractual life (in years)	5 years 7 months 17 days
Number exercisable at December 31, 2020	4,417,316
Exercise Price 0.14 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.14
Number outstanding at December 31, 2020	2,020,538
Weighted average remaining contractual life (in years)	5 years 11 months 1 day
Number exercisable at December 31, 2020	959,772
Exercise Price 0.46 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.46
Number outstanding at December 31, 2020	119,812
Weighted average remaining contractual life (in years)	6 years 9 months 29 days
Number exercisable at December 31, 2020	97,343
Exercise Price 0.07 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.07
Number outstanding at December 31, 2020	706,863
Weighted average remaining contractual life (in years)	7 years
Number exercisable at December 31, 2020	548,354
Exercise Price 0.47 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.47
Number outstanding at December 31, 2020	95,789
Weighted average remaining contractual life (in years)	7 years 2 months 23 days
Number exercisable at December 31, 2020	65,831
Exercise Price 0.62 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.62
Number outstanding at December 31, 2020	283,272
Weighted average remaining contractual life (in years)	8 years 18 days
Number exercisable at December 31, 2020	143,961
Exercise Price 1.59 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 1.59
Number outstanding at December 31, 2020	30,644
Weighted average remaining contractual life (in years)	8 years 5 months 4 days
Number exercisable at December 31, 2020	13,407
Exercise Price 1.11 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 1.11
Number outstanding at December 31, 2020	601,063
Weighted average remaining contractual life (in years)	8 years 10 months 2 days
Number exercisable at December 31, 2020	116,166
Exercise Price 0.93 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.93
Number outstanding at December 31, 2020	16,753
Weighted average remaining contractual life (in years)	9 years 4 months 9 days
Exercise Price 0.64 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.64
Number outstanding at December 31, 2020	850,833
Weighted average remaining contractual life (in years)	9 years 4 months 24 days